Earnings Per Share - Summary of Reconciliation of Earnings to Headline Earnings (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure Of Headline Earnings Loss [Abstract]
Basic Earnings	£ 3,250	£ 3,457	£ 6,400
Effect of impairment of intangibles and property, plant and equipment and assets held-for-sale net of tax	75	41	391
Effect of losses on disposal of property, plant and equipment, held-for-sale assets, partial/full implementation of IFRS 16 Leases and sale and leaseback (net of tax)	(7)	(6)	(18)
Issue of shares and changes in shareholding of associates	(8)	(19)	(17)
Headline earnings (basic)	£ 3,310	£ 3,473	£ 6,756